Financial Instruments - Schedule of Movements in Loss Allowances for Financial Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	¥ 2,146,595
Write-offs	(742)	¥ (690)	¥ (615)
Financial assets, ending balance	3,071,287	2,146,595
Financial Assets with Loss Allowance Measured at 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	2,143,066
Financial assets, ending balance	3,065,985	2,143,066
Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	1,849
Financial assets, ending balance	2,279	1,849
Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	1,680
Financial assets, ending balance	3,023	1,680
Credit Risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	45,846	32,909
Provision for loss allowance, net of reversal	4,798	3,848
Write-offs	(15,048)	(15,953)
Changes in risk variables	23,422	25,058
Derecognition of receivables upon sale	(10,598)
Other	(41)	(16)
Financial assets, ending balance	48,379	45,846	32,909
Credit Risk | Financial Assets with Loss Allowance Measured at 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	10,660	8,822
Provision for loss allowance, net of reversal	4,838	3,851
Write-offs	(1,679)	(1,621)
Transfer between stages	(126)	(205)
Changes in risk variables	(448)	(142)
Other	6	(45)
Financial assets, ending balance	13,251	10,660	8,822
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	1,572	1,308
Provision for loss allowance, net of reversal	27	81
Write-offs	(696)	(709)
Transfer between stages	(782)	(647)
Changes in risk variables	1,864	1,539
Financial assets, ending balance	1,985	1,572	1,308
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	33,110	22,190
Provision for loss allowance, net of reversal	2
Write-offs	(12,661)	(13,622)
Transfer between stages	908	852
Changes in risk variables	22,006	23,661
Derecognition of receivables upon sale	(10,598)
Other	(47)	29
Financial assets, ending balance	32,720	33,110	22,190
Credit Risk | Financial Assets with Loss Allowance Measured at Lifetime ECL | Accounts Receivables for Which Simplified Approach is Applied
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, beginning balance	504	589
Provision for loss allowance, net of reversal	(69)	(84)
Write-offs	(12)	(1)
Financial assets, ending balance	¥ 423	¥ 504	¥ 589